LEASE	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 11:-    LEASES

The Company has entered into operating lease agreements, primarily for office facilities located around the world. These leases expire at various dates through January 2044, including renewal options that are reasonably certain to be exercised. The Company's Headquarters Lease is its most significant lease.

The Company entered into a lease agreement for its corporate headquarters in April 2019 (the "Headquarters Lease"). According to the Headquarters Lease, the landlord constructed approximately 80,000 square meters (approximately 861,112 square feet) in Tel Aviv, Israel (the "Premises"), which are leased to the Company and serve as its corporate headquarters. The transfer of possession of the Premises to the Company took place in two phases, in 2022 and 2023. The initial lease term is 10 years, which commenced upon the transfer of possession of the first phase of the Premises. The Company has options to extend the lease for additional periods of up to 15 years, most of which are at its sole discretion and were included in the lease term for accounting purposes, as their exercise was determined to be reasonably certain. Lease payments under the Headquarters Lease are denominated in NIS and are linked to changes in the Israeli Consumer Price Index.

The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2025	2024	2023

Operating and variable lease cost	$43,742	$42,080	$38,839
Short-term lease cost	2,052	1,974	1,916

Total operating lease cost	$45,794	$44,054	$40,755

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2025	2024

Weighted-average remaining lease term	16.98	17.93
Weighted-average discount rate	5.8%	5.8%
NOTE 11:-    LEASES (Cont.)

Cash payments related to operating lease liabilities for the years ended December 31, 2025, 2024 and 2023, were $38,727, $31,583, and $43,324, respectively.

The maturities of the Company’s operating lease liabilities were as follows:

Fiscal years ending December 31,	December 31, 2025

2026	$40,351
2027	44,559
2028	44,505
2029	43,580
2030	41,854
Thereafter	508,464

Total undiscounted lease payments	$723,313

Less imputed interest	$262,473

Total lease liabilities	$460,840

The Company subleases certain unused office space to third parties. Sublease income was immaterial for the years ended December 31, 2025, 2024 and 2023.

During the year ended December 31, 2023, the Company recorded an impairment charge of $25,525 for certain ROU assets. This impairment was attributed to leased office facilities that are no longer used for the Company’s business operation, part of which are being subleased. Refer to Note 18 for additional information. No material impairment was recognized during the years ended December 31, 2025 and 2024.

During the years ended December 31, 2025, 2024, and 2023, due to the Russia-Ukraine conflict that began in February 2022, the Company modified or terminated certain leases of office facilities in Ukraine, or received certain rent concessions in connection with such leases. The impact on the Company's consolidated financial statements was immaterial.